Schedule of investments

Delaware Floating Rate II Fund December 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 6.77%
Basic Industry - 0.68%
First Quantum Minerals 144A 7.25% 5/15/22 #	600,000	$603,888
		603,888
Capital Goods - 1.33%
Bombardier 144A 7.875% 4/15/27 #	250,000	257,819
Mauser Packaging Solutions Holding 144A
5.50% 4/15/24 #	900,000	929,331
		1,187,150
Communications - 2.06%
Cincinnati Bell 144A 7.00% 7/15/24 #	223,000	234,427
CommScope Technologies 144A 5.00% 3/15/27 #	239,000	225,263
Frontier Communications 144A 8.00% 4/1/27 #	214,000	224,026
Sprint 7.875% 9/15/23	1,050,000	1,160,686
		1,844,402
Consumer Cyclical - 0.20%
AMC Entertainment Holdings 6.125% 5/15/27	200,000	183,005
		183,005
Energy - 1.13%
Targa Resources Partners 4.25% 11/15/23	1,000,000	1,012,085
		1,012,085
Healthcare - 0.76%
Bausch Health 144A 7.00% 3/15/24 #	400,000	416,834
Tenet Healthcare 5.125% 5/1/25	250,000	258,125
		674,959
Media - 0.61%
Altice Luxembourg
144A 7.625% 2/15/25 #	250,000	260,625
144A 10.50% 5/15/27 #	250,000	285,475
		546,100
Total Corporate Bonds (cost $5,919,116)		6,051,589

Loan Agreements – 87.07%
Acrisure Tranche B 1st Lien 5.695% (LIBOR03M + 3.75%)
11/22/23 •	1,240,554	1,240,037
ADT Tranche B 1st Lien 4.944% (LIBOR01M + 3.25%)
9/23/26 •	748,125	751,034
Air Medical Group Holdings Tranche B 1st Lien
0.00% 4/28/22 X	500,000	490,469
AMC Entertainment Holdings Tranche B1 1st Lien 4.80%
(LIBOR01M + 3.00%) 4/22/26 •	694,757	700,663
Apple Leisure 1st Lien 5.927% (LIBOR03M + 4.00%)
3/29/24 •	1,240,530	1,178,504
Applied Systems 2nd Lien 0.00% 9/19/25 X	1,500,000	1,539,375

NQ-QFV [12/19] 2/20 (1080135) 1

Schedule of investments

Delaware Floating Rate II Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Apro Tranche B 1st Lien 5.842% (LIBOR03M + 4.00%)
10/28/26 •	913,889	$921,885
Aramark Tranche B-4 0.00% 1/27/27 X	636,000	640,173
AssuredPartners Tranche B 1st Lien 5.299% (LIBOR01M +
3.50%) 10/22/24 •	1,239,392	1,244,659
athenahealth Tranche B 1st Lien 6.401% (LIBOR03M +
4.50%) 2/11/26 •	497,500	500,812
Bausch Health Americas Tranche B 1st Lien 4.74%
(LIBOR01M + 3.00%) 6/2/25 •	664,270	669,149
Berry Global Tranche U 4.215% (LIBOR03M + 2.50%)
7/1/26 •	399,750	401,554
Berry Global Tranche W 3.715% (LIBOR01M + 2.00%)
10/1/22 •	1,850,000	1,859,746
Boxer Parent Tranche B 1st Lien 0.00% 10/2/25 X	1,246,851	1,234,577
Buckeye Partners 1st Lien 4.441% (LIBOR01M + 2.75%)
11/1/26 •	668,000	674,541
BW Gas & Convenience Holdings Tranche B 8.00%
(LIBOR03M + 6.25%) 11/18/24 •	1,281,000	1,277,798
Calpine Tranche B5 1st Lien 4.20% (LIBOR03M + 2.25%)
1/15/24 •	1,241,555	1,249,315
Camelot US Acquisition Tranche B 1st Lien 5.049%
(LIBOR01M + 3.25%) 10/30/26 •	1,040,000	1,047,584
CenturyLink Tranche B 1st Lien 0.00% 1/31/25 X	750,000	753,959
Change Healthcare Holdings Tranche B 1st Lien 4.299%
(LIBOR01M + 2.50%) 3/1/24 •	981,222	986,026
Chemours Tranche B-2 3.55% (LIBOR01M + 1.75%)
4/3/25 •	423,921	415,178
Chesapeake Energy Tranche A 9.928% (LIBOR03M +
8.00%) 6/24/24 •	910,000	939,575
Chuck E. Cheese Tranche B 8.299% (LIBOR01M + 6.50%)
8/17/26 •	648,375	625,033
Clear Channel Outdoor Holdings Tranche B 5.299%
(LIBOR01M + 3.50%) 8/21/26 •	448,875	452,102
CPI Holdco 1st Lien 6.195% (LIBOR03M + 4.25%)
11/4/26 •	1,245,000	1,250,447
CSC Holdings Tranche B 1st Lien 3.99% (LIBOR01M +
2.25%) 7/17/25 •	1,189,220	1,192,193
Cumulus Media New Holdings Tranche B 1st Lien
0.00% 3/31/26 X	1,000,000	1,012,083
Datto 6.049% (LIBOR01M + 4.25%) 4/2/26 •	598,496	604,107
DaVita Tranche B 4.049% (LIBOR01M + 2.25%) 8/12/26 •	656,355	661,859
Delek Tranche B 4.049% (LIBOR01M+2.25%) 3/30/25 •	425,000	424,912
Dole Food Tranche B 4.526% (LIBOR01M + 2.75%)
4/6/24 •	245,098	244,945

2 NQ-QFV [12/19] 2/20 (1080135)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Dorna Sports Tranche B2 4.921% (LIBOR06M + 3.00%)
4/12/24 •	1,000,000	$987,188
EagleView Technology Tranche B 1st Lien 5.409%
(LIBOR03M + 3.50%) 8/14/25 •	666,115	629,478
Edgewater Generation Tranche B 5.549% (LIBOR01M +
3.75%) 12/15/25 •	940,875	904,808
Ensemble RCM 5.659% (LIBOR03M + 3.75%) 8/1/26 •	1,496,250	1,508,407
Extended Stay Tranche B 0.00% 9/18/26 X	1,496,250	1,510,746
Frontier Communications Tranche B 1st Lien 5.55%
(LIBOR01M + 3.75%) 6/17/24 •	678,261	683,263
Garda World Security Tranche B 1st Lien 6.66%
(LIBOR03M + 4.75%) 10/23/26 •	775,000	780,489
Gates Global Tranche B2 1st Lien 4.549% (LIBOR01M +
2.75%) 4/1/24 •	773,023	774,956
Genesee & Wyoming 3.906% (LIBOR03M + 2.00%)
11/6/26 •	669,000	676,318
GFL Environmental Tranche B 4.799% (LIBOR01M +
3.00%) 5/30/25 •	992,443	995,190
Granite Generation Tranche B 1st Lien 5.549% (LIBOR03M
+ 3.75%) 11/9/26 •	1,066,400	1,058,402
Gray Television Tranche B 4.197% (LIBOR01M + 2.50%)
1/2/26 •	197,611	198,871
Gray Television Tranche B2 1st Lien 3.947% (LIBOR01M +
2.25%) 2/7/24 •	450,000	451,723
HCA Tranche B13 0.00% 3/18/26 X	3,000,000	3,020,625
HD Supply Tranche B5 0.00% 10/17/23 X	1,496,212	1,508,593
Heartland Dental Tranche B 1st Lien 5.549% (LIBOR01M +
3.75%) 4/30/25 •	910,856	907,441
HUB International Tranche B 5.903% (LIBOR03M + 4.00%)
4/25/25 •	1,000,000	1,010,938
Inmarsat Tranche B 0.00% 12/12/26 X	541,853	546,817
IQVIA Tranche B3 3.695% (LIBOR03M + 1.75%) 6/11/25 •	992,443	998,274
JBS USA LUX Tranche B 0.00% 5/1/26 X	1,500,000	1,512,456
Kronos 2nd Lien 0.00% 11/1/24 X	870,000	893,925
LCPR Loan Financing Tranche B 1st Lien 6.74%
(LIBOR01M + 5.00%) 10/22/26 •	1,285,000	1,304,275
Liqui-Box Tranche B 0.00% 6/3/26 X	825,000	822,937
Merrill Communications Tranche B 1st Lien
0.00% 10/5/26 X	885,000	891,637
Microchip Technology 1st Lien 3.80% (LIBOR01M +
2.00%) 5/29/25 •	459,233	463,825
Mission Broadcasting Tranche B3 3.941% (LIBOR01M +
2.25%) 1/17/24 •	137,045	137,659
Nexstar Broadcasting Tranche B3 4.055% (LIBOR01M +
2.25%) 1/17/24 •	689,688	692,777

NQ-QFV [12/19] 2/20 (1080135) 3

Schedule of investments

Delaware Floating Rate II Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Nexstar Broadcasting Tranche B4 4.452% (LIBOR03M +
2.75%) 9/18/26 •	250,000	$251,667
NFP Tranche B 1st Lien 4.799% (LIBOR01M + 3.00%)
1/8/24 •	992,327	989,935
ON Semiconductor Tranche B4 1st Lien 3.799%
(LIBOR01M + 2.00%) 9/16/26 •	1,496,250	1,508,922
Panther BF Aggregator 2 Tranche B 1st Lien 5.305%
(LIBOR01M + 3.50%) 4/30/26 •	1,246,875	1,254,397
Parexel (West Street Merger) Tranche B 1st Lien 4.549%
(LIBOR01M + 2.75%) 9/27/24 •	1,028,167	1,009,532
Perstorp Holding Tranche B 6.695% (LIBOR03M + 4.75%)
4/13/26 • •	1,488,750	1,414,313
PQ Tranche B 1st Lien 4.427% (LIBOR03M + 2.50%)
2/8/25 •	327,433	329,561
Pregis TopCo 1st Lien 0.00% 7/24/26 X	450,000	450,844
Prestige Brands Tranche B4 1st Lien 3.702% (LIBOR01M
+ 2.00%) 1/26/24 •	739,837	745,963
Radiate Holdco Tranche B 4.799% (LIBOR01M + 3.00%)
2/1/24 •	224,423	225,493
Russell Investments US Institutional Holdco Tranche B 1st
Lien 0.00% 6/1/23 X	250,000	250,531
SFR Tranche B11 1st Lien 4.549% (LIBOR01M + 2.75%)
7/31/25 •	1,241,724	1,235,257
Sinclair Broadcasting Tranche B 5.03% (LIBOR01M +
3.25%) 8/24/26 •	107,886	107,886
Sinclair Broadcasting Tranche B2 4.24% (LIBOR01M +
2.50%) 9/30/26 •	723,188	726,691
Sprint Communications Tranche B 1st Lien 4.313%
(LIBOR01M + 2.50%) 2/2/24 •	496,173	492,914
SS&C Technologies Tranche B5 4.049% (LIBOR01M +
2.25%) 4/16/25 •	1,496,181	1,511,143
Staples Tranche B1 0.00% 4/16/26 X	685,000	674,011
Stars Group Holdings Tranche B 5.446% (LIBOR03M +
3.50%) 7/10/25 •	668,034	674,764
Terrier Media Buyer Tranche B 0.00% 12/17/26 X	963,000	973,834
UGI Tranche B 1st Lien 0.00% 8/7/26 X	670,000	674,187
Ultimate Software Group 1st Lien 5.549% (LIBOR01M +
3.75%) 5/4/26 •	1,496,250	1,506,225
US Foods Tranche B 3.799% (LIBOR01M + 2.00%)
9/13/26 •	573,563	576,723
USI Tranche B 5.945% (LIBOR03M + 4.00%) 12/2/26 •	900,000	904,500
USI Tranche B 1st Lien 4.945% (LIBOR03M + 3.00%)
5/16/24 •	742,395	743,231
USIC Holdings Tranche B 5.049% (LIBOR01M + 3.25%)
12/8/23 •	992,580	988,858

4 NQ-QFV [12/19] 2/20 (1080135)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Verscend Holding Tranche B 6.299% (LIBOR01M +
4.50%) 8/27/25 •	1,034,381	$1,042,786
Vistra Energy Tranche B 1st Lien 3.459% (LIBOR01M +
1.75%) 12/31/25 •	2,001,741	2,015,879
Zayo Group Tranche B2 1st Lien 4.049% (LIBOR01M +
2.25%) 1/19/24 •	1,500,000	1,506,354
Total Loan Agreements (cost $77,370,606)		77,842,713

	Number of shares
Short-Term Investments – 9.09%
Money Market Mutual Funds - 9.09%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.52%)	1,625,924	1,625,924
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.49%)	1,625,924	1,625,924
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.51%)	1,625,924	1,625,924
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.48%)	1,625,924	1,625,924
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	1,625,924	1,625,924
Total Short-Term Investments (cost $8,129,620)		8,129,620

Total Value of Securities – 102.93%
(cost $91,419,342)		92,023,922
Liabilities Net of Receivables and Other Assets – (2.93%)		(2,619,542)
Net Assets Applicable to 9,356,579 Shares Outstanding – 100.00%		$89,404,380

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Dec. 31, 2019, the aggregate value of Rule 144A securities was $3,437,688, which represents
3.85% of the Fund’s net assets.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Dec. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

NQ-QFV [12/19] 2/20 (1080135) 5

Schedule of investments

Delaware Floating Rate II Fund (Unaudited)

X This loan will settle after Dec. 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments was outstanding at Dec. 31, 2019:

	Principal			Unrealized Appreciation
Borrower	Amount	Cost	Value	(Depreciation)
Apro Tranche B 1st
Lien 2.00%
(LIBOR03M +
2.00%) 10/28/26	$261,111	$261,111	$263,396	$2,285
Heartland Dental
Tranche DD
3.75%
(LIBOR03M +
3.75%) 4/30/25	20,525	20,525	20,448	(77)
Inmarsat Tranche B
0.00% 12/12/26	783,147	783,147	790,274	7,127

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

6 NQ-QFV [12/19] 2/20 (1080135)